Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Net book value of other intangible assets in the opening balance	€ 14,073	€ 14,339	€ 14,602
Acquisitions of other intangible assets	2,385	1,895	1,893
Impact of changes in the scope of consolidation	328	69	(13)
Disposals	(10)	0	(7)
Depreciation and amortization	(2,286)	(2,256)	(2,138)
Impairment losses	88	(10)	(55)
Translation adjustment	106	7	(74)
Reclassifications and other items	52	29	131
Reclassification to assets held for sale	0	0	0
Net book value of other intangible assets in the closing balance	€ 14,737	€ 14,073	€ 14,339